Litigations - Judicial deposits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 1,215	$ 1,220
Tax litigation
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	945	957
Civil litigation
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	123	100
Labor litigation
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	134	141
Environmental litigation
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	13	22
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 1,215	$ 1,220